THE ADVISORS' INNER CIRCLE FUND

                          CITI MARKET PILOT 2020 FUND
                          CITI MARKET PILOT 2030 FUND
                          CITI MARKET PILOT 2040 FUND
                                 (THE "FUNDS")

                         SUPPLEMENT DATED MAY 25, 2012
                                     TO THE
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 25, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

Shares of the Funds are currently not available for purchase. If you have questions, please call 1-855-CITI-FUND.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



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